Debt Facilities - Scheduled Principal Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Senior Credit Facility | Silicon Valley Bank
Line Of Credit Facility [Line Items]
2016	$ 90	$ 3,500
2017	2,402	3,500
2018	3,861	2,333
2019	3,770
2020	1,459
Long Term Debt	$ 11,582	9,333
Mezzanine Credit Facility | SG Enterprises II, LLC
Line Of Credit Facility [Line Items]
2017		416
2018		1,667
2019		1,667
2020		1,250
Long Term Debt		$ 5,000